Prepackaged Chapter 11 Case - Schedule of Liabilities Subject to Compromise in the Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepackaged Chapter 11 Case - Schedule of Liabilities Subject to Compromise in the Consolidated Balance Sheet (Details) [Line Items]
Total liabilities subject to compromise	$ 291,577
Convertible Senior Notes [Member]
Prepackaged Chapter 11 Case - Schedule of Liabilities Subject to Compromise in the Consolidated Balance Sheet (Details) [Line Items]
Total liabilities subject to compromise	$ 291,577